Reverse Recapitalization (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Reverse Recapitalization [Abstract]
Schedule of Reverse Recapitalization
The number of shares of Kodiak common stock issued and outstanding following the consummation of the Merger was as follows (in thousands):

Shares
AACT public shares	49,360
Less: redemptions of AACT public shares	(43,867)
AACT public shares, net of redemptions	5,493
AACT Sponsor shares outstanding	6,250
Total shares of AACT common stock outstanding prior to the Merger	11,743
Legacy Kodiak common stock	161,754
NRA Shares	368
Legacy Kodiak Advisor Shares	1,092
Total Kodiak common stock outstanding subsequent to the Merger	174,957

The number of shares of Kodiak common stock issued and outstanding following the consummation of the Merger was as follows (in thousands):

Shares
AACT public shares	49,360
Less: redemptions of AACT public shares	(43,867)
AACT public shares, net of redemptions	5,493
AACT Sponsor shares outstanding	6,250
Total shares of AACT common stock outstanding prior to the Merger	11,743
Legacy Kodiak common stock	161,754
NRA Shares	368
Legacy Kodiak Advisor Shares	1,092
Total Kodiak common stock outstanding subsequent to the Merger	174,957